Share-based payments	9 Months Ended
Sep. 30, 2021
Share-based payments
Share-based payments

5. Share-based payments

During the nine months ended September 30, 2021 and 2020, the Group recognized share-based payments expenses of EUR 11,285k and EUR 7,399k, respectively, as follows:

Nine months ended September 30,

	2020	2021
	EUR k	EUR k
Research and development expenses	2,985	572
Selling and distribution expenses	467	166
General and administrative expenses	3,947	10,547
Total	7,399	11,285

Expense recognized for the equity-settled programs was as follows:

Nine months ended September 30:

	2020	2021
Program	EUR k	EUR k
LTIP	—	10,075
RSU for supervisory board	—	250
Former Chief Executive Officer Grant	2,551	—
New VSOP	1,327	441
Prior VSOP	3,521	519
Total	7,399	11,285

On November 16, 2020, CureVac granted 266,155 options to the Chief Scientific Officer (CSO). Furthermore, on December 1, 2020, CureVac granted 266,156 options (in 3 tranches) to the company`s Chief Business Officer (CBO) and Chief Commercial Officer (CCO). All grants were made at no cost under the terms of a new long-term incentive plan (LTIP) put in place by Curevac N.V. Options will be settled in shares of Curevac N.V. At September 30, 2021 none of the options granted to the CSO and CBO/CCO under the LTIP were exercised at that date. On July 1, 2021, CureVac granted 20,000 options to the Chief Operations Officer (COO). Furthermore on August 1, 2021, CureVac granted 30,000 options to the Chief Development Officer (CDO). All grants were made at no cost under the terms of the long-term incentive plan (LTIP) put in place by Curevac N.V. Options will be settled in shares of Curevac N.V. At September 30, 2021 none of the options granted to the COO and CDO under the LTIP were vested and hence, were not exercisable at that date. The expenses recognized for employee services received under the LTIP during the nine months ended September 30, 2021, is in an amount of EUR 10,075k and is included in general and administrative expenses.

For the nine months ended September 30, 2020, share based payment expenses of EUR 2,551k recognized in general and administrative expenses resulted from the 805,520 unvested awards, granted to the former Chief Executive Officer (CEO), immediately vesting in March 2020 due to the discontinuation of his service contract. The remaining expense results from additional grants under the New VSOP and continued vesting of grants under the Prior VSOP.

On August 14, 2020, the Company filed with the SEC a registration statement on Form S-8 registering common shares, issuable pursuant to the CureVac N.V. Long-Term Incentive Plan (“the LTIP”), New VSOP and Prior VSOP.

At the Annual General Meeting in June 2021, grants to two supervisory board members for their outstanding work and advice in connection with the clinical development of CVnCoV were approved. The supervisory board members will receive RSU's equal to a EUR value of 100K and 150K. The related share-based payments expense is recognized in general and administrative expense.

Exercise of share-based payments

Also, for the New VSOP plan, the IPO was a triggering event, by which all outstanding options, under the plan, became exercisable; 55,932 options were exercised on February 11, 2021 at an average share price of USD 114.17 (EUR 94.15). Shares to the value of the participant’s personal tax obligation are withheld and shown as repurchase of those shares. From April up to September a total of 425,203 options were exercised with a weighted average share price of USD 58.13.